SUPPLEMENT DATED FEBRUARY 9, 2005 TO THE PROSPECTUS
                                DATED MAY 1, 2004

                               JNL(R) SERIES TRUST


On February 9, 2005, Jackson National Asset Management, LLC(R) recommended and the Board of Trustees approved a change of sub-adviser for the following Fund:

         JNL/Putnam International Equity Fund

The change will be effective on May 2, 2005.

Beginning then, the JNL/Putnam International Equity Fund will be sub-advised by J.P. Morgan Investment Management Inc. The name of the Fund will be changed from:

JNL/Putnam International Equity Fund to JNL/JPMorgan International Equity Fund

The fee is as follows:

                                                       MANAGEMENT                                          TOTAL FUND
                                                   AND ADMINISTRATIVE   12B-1 SERVICE                        ANNUAL
                                                          FEE*               FEE        OTHER EXPENSES      EXPENSES
-------------------------------------------------- -------------------- --------------- ---------------- ---------------
JNL/JPMorgan International Equity Fund                  0.88%                0.20%             0%              1.08%


*This reflects a reduction that will take effect on May 2, 2005.

We will be sending contract holders an information statement containing additional information on this change and the new sub-adviser.

In addition, on February 9, 2005, Jackson National Asset Management, LLC(R) recommended and the Board of Trustees approved the combination of the following two Funds of the Trust, effective May 2, 2005:

-------------------------------------------------- -----------------------------------------------
                 Acquiring Fund                                    Acquired Fund
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/T. Rowe Price Established Growth Fund               JNL/Alliance Capital Growth Fund
-------------------------------------------------- -----------------------------------------------

As a consequence of this transaction, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund. Shareholder approval is required for this transaction. We will be sending contract holders a proxy statement on this change.


Please contact us at 1-800/766-4683 (Annuity Service Center), 1-800/599-5651 (NY Annuity Service Center) or 1-800/777-7779 (for contracts purchased through a bank or financial institution), if you have any questions.


This Supplement is dated February 9, 2005.

(To be used with VC3656 Rev. 05/04,  VC3657 Rev. 05/04, VC3723 Rev. 5/04, VC5825
05/04,  NV3174CE Rev. 05/04,  NV3784 Rev. 05/04,  VC4224 Rev. 05/04, NV4224 Rev.
05/04, VC5526 Rev. 05/04,  NV5526 Rev. 05/04, NV5825 Rev. 5/04,  FVC4224FT 5/04,
VC5890 03/05,  VC5884 01/05,  VC5869 01/05,  VC5885 01/05,  NV5869 01/05, NV5890
03/05, NV5884 01/05, NV5885 01/05, HR105 Rev. 05/04, and VC2440 Rev. 05/04.)

                                                                  V5918 2/05